Emerging Markets Core Fund
Portfolio of Investments
July 31, 2022 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—61.1%
		Airport—0.2%
$ 800,000		Aeropuerto Internacional de Tocumen SA, Sec. Fac. Bond, 144A, 5.125%, 8/11/2061	$ 666,360
373,333		Aeropuertos Argentina 2000 S.A., 144A, 6.875%, 2/1/2027	303,145
466,000		Mexico City Airport Trust, 144A, 3.875%, 4/30/2028	415,481
403,000		Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	304,831
		TOTAL	1,689,817
		Banking—1.8%
2,750,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	2,624,297
600,000		Banco Do Brasil S.A., Jr. Sub. Note, 144A, 9.000%, 12/18/2070	611,178
500,000		Banco Do Brasil S.A., Jr. Sub. Note, REGS, 9.250%, 10/15/2022	509,853
500,000		Banco Reservas Rep Domin, Sub. Note, 144A, 7.000%, 2/1/2023	501,770
520,000		Banco Reservas Rep Domin, Sub. Note, REGS, 7.000%, 2/1/2023	521,841
1,630,000		Bank of China Ltd., Sub. Note, 144A, 5.000%, 11/13/2024	1,671,655
1,100,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	1,128,110
2,300,000		Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 2.400%, 9/28/2027	1,919,350
500,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	480,005
500,000	[1,2,3]	Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, REGS, 6.750%, 5/2/2024	55,000
500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	505,628
1,800,000	[1,2,3,4]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 8/17/2022	90,000
2,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	1,908,442
		TOTAL	12,527,129
		Corporate—0.1%
1,000,000		1MDB Global Investments Ltd., Sr. Unsecd. Note, REGS, 4.400%, 3/9/2023	960,209
		Finance—0.6%
1,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	1,446,690
700,000		Fondo Mivivienda SA, Sr. Unsecd. Note, 144A, 4.625%, 4/12/2027	676,250
2,200,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, REGS, 6.875%, 9/7/2024	2,196,363
		TOTAL	4,319,303
		Financial Intermediaries—0.1%
600,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	497,250
		Insurance—0.1%
1,000,000	[3]	KDB Life Insurance Co. Ltd., Sub., 7.500%, 11/21/2022	925,000
		Oil & Gas—12.6%
2,500,000	[3]	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 6.250%, 10/15/2022	2,238,325
4,500,000		Ecopetrol SA, Sr. Unsecd. Note, 4.125%, 1/16/2025	4,336,139
6,300,000		Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 6/26/2026	6,105,991
4,100,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 11/2/2051	3,009,646
2,950,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	2,817,250
5,800,000		Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	5,853,621
837,000		Oil & Gas Holdings, Sr. Unsecd. Note, REGS, 7.625%, 11/7/2024	844,738
2,500,000		Pemex Project Funding Master Trust, Company Guarantee, 6.625%, 6/15/2035	1,837,500
550,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 8.625%, 12/1/2023	560,747
1,500,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.500%, 6/10/2051	1,245,782
2,000,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	1,962,660
3,000,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.750%, 2/1/2029	3,023,355
2,000,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.750%, 6/3/2050	1,869,000

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Oil & Gas—continued
$ 1,000,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 7.375%, 1/17/2027	$ 1,093,170
1,300,000	Petroleos del Peru SA, Sr. Unsecd. Note, REGS, 5.625%, 6/19/2047	918,080
5,000,000	Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	4,263,725
6,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	4,675,800
3,350,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	2,253,059
5,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	4,527,625
10,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	8,039,200
4,800,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	3,294,072
2,500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	1,688,958
1,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	731,605
8,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	6,711,640
6,220,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	4,110,798
4,360,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	3,752,042
200,000	Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	194,162
400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	396,808
1,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	1,108,304
2,000,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, REGS, 2.500%, 6/18/2030	1,628,550
227,000	YPF Energia Electrica Sa, Sr. Unsecd. Note, 144A, 10.000%, 7/25/2026	171,919
750,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 2.500%, 6/30/2029	417,857
800,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 2.500%, 6/30/2029	445,715
3,000,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	1,516,965
600,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.500%, 7/28/2025	384,000
	TOTAL	88,028,808
	Real Estate—0.4%
800,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	668,151
1,800,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	1,801,728
	TOTAL	2,469,879
	Sovereign—40.2%
2,000,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	1,600,228
800,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	645,968
1,700,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	1,360,194
3,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	2,512,860
1,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	762,500
1,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	771,036
2,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	1,861,600
21,085,876	Argentina, Government of, Sr. Unsecd. Note, 0.500%, 7/9/2030	4,961,695
22,892,671	Argentina, Government of, Sr. Unsecd. Note, 1.500%, 7/9/2035	5,063,551
11,900,000	Argentina, Government of, Sr. Unsecd. Note, 2.000%, 1/9/2038	3,338,673
10,900,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	2,855,112
11,200,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	2,744,000
7,850,000	Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2046	1,762,959
4,900,000	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	1,143,357
12,398,291	Argentina, Government of, Unsecd. Note, 0.500%, 7/9/2030	2,665,633
7,000,000	Argentina, Government of, Unsecd. Note, 2.000%, 1/9/2038	1,715,700
2,000,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	445,000
900,000	Bahamas, Government of, Sr. Unsecd. Note, 144A, 5.750%, 1/16/2024	747,543
800,000	Bahamas, Government of, Sr. Unsecd. Note, 144A, 8.950%, 10/15/2032	501,034
600,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/16/2024	498,362
957,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.000%, 11/21/2028	623,111
375,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	247,917

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 800,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 8.950%, 10/15/2032	$ 501,034
500,000		Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	500,264
1,000,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 3/20/2025	999,658
5,300,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	5,169,874
1,800,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	1,856,502
2,500,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	2,501,320
EUR 1,300,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	856,404
$ 1,000,000		Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	808,250
5,000,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	4,241,817
8,500,000		Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	7,484,168
6,000,000		Brazil, Government of, Sr. Unsecd. Note, 3.875%, 6/12/2030	5,393,871
5,500,000		Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	4,130,315
7,000,000		Brazil, Government of, Unsecd. Note, 4.500%, 5/30/2029	6,616,403
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	1,166,340
4,000,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	3,655,406
2,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	1,809,077
5,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.200%, 5/15/2049	3,685,171
2,500,000		Costa Rica, Government of, Sr. Unsecd. Note, 144A, 7.158%, 3/12/2045	2,224,378
1,000,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 4.375%, 4/30/2025	973,820
2,000,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	1,920,796
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	863,382
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,228,616
700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.300%, 1/21/2041	546,497
4,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	4,320,588
1,300,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	1,178,632
6,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.850%, 1/27/2045	5,270,330
4,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.500%, 1/30/2030	3,453,527
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	1,261,481
2,850,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	2,158,672
300,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	294,586
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	481,401
6,250,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	5,202,494
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	468,869
500,000		Dubai, Government of, Sr. Unsecd. Note, Series EMTN, 5.250%, 1/30/2043	458,390
2,728,450	[5]	Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/31/2030	1,149,549
7,662,500		Ecuador, Government of, Sr. Unsecd. Note, 144A, 1.500%, 7/31/2040	3,152,968
2,539,550		Ecuador, Government of, Sr. Unsecd. Note, 144A, 2.500%, 7/31/2035	1,148,117
950,000	[5]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	400,253
5,825,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.000%, 7/31/2035	2,633,452
4,350,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.500%, 7/31/2040	1,789,939
EGP 25,200,000	[5]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 0.000%, 9/6/2022	1,312,530
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	306,870
$ 800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	502,448
1,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	623,238
800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	553,942
1,600,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	1,004,726
700,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	413,041
2,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 6/11/2025	1,593,800
EUR 800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	490,993
$ 1,300,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	897,702

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 3,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	$ 1,681,200
3,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	1,740,000
EGP 25,900,000		Egypt, Government of, Unsecd. Note, Series 5YR, 14.369%, 10/20/2025	1,262,193
$ 2,700,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.124%, 1/20/2050	866,586
3,640,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	1,313,560
2,231,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	716,585
1,090,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.750%, 1/24/2023	937,670
1,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 9.500%, 7/15/2052	339,316
800,000		Gabon, Government of, Sr. Unsecd. Note, 144A, 7.000%, 11/24/2031	567,920
1,000,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.950%, 6/16/2025	825,560
700,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	306,922
3,200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	1,648,000
1,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/16/2029	467,500
2,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.750%, 4/7/2029	939,480
500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.125%, 3/26/2032	223,920
500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.950%, 3/26/2051	217,300
1,000,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	805,120
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/13/2028	990,985
500,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.900%, 6/1/2030	490,103
600,030		Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	585,210
2,500,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	2,425,000
EUR 738,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	591,121
$ 1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	809,400
4,075,143		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	3,583,191
3,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	2,428,200
1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	900,780
1,300,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	1,098,630
500,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	400,080
600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	367,944
1,500,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	1,117,500
700,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	504,476
1,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	629,840
3,600,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	2,936,642
4,200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	3,558,030
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	1,642,896
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	1,987,736
3,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	2,447,202
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.625%, 9/30/2031	1,736,840
1,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.500%, 9/20/2047	844,700
1,700,000	[1,2]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 10/4/2022	106,590
1,000,000	[1,2]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	62,700
1,500,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 4/7/2026	1,327,731
1,250,000		Morocco, Government of, Sr. Unsecd. Note, 144A, 4.000%, 12/15/2050	840,625
600,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	397,512
1,800,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	1,393,164
1,300,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	976,261
2,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	1,583,824
800,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/21/2025	708,712
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.696%, 2/23/2038	635,200
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	1,510,680

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 1,200,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	$ 826,872
1,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	978,000
2,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	1,991,604
2,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	1,995,064
3,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	2,985,000
3,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	2,930,040
2,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/1/2025	1,984,596
1,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	985,560
5,100,000	Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	5,078,590
4,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	3,540,240
1,500,000	Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	1,351,992
2,000,000	Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	1,020,000
1,500,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 5.625%, 12/5/2022	1,312,500
3,600,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	1,967,400
3,000,000	Paraguay, Government of, Sr. Unsecd. Note, REGS, 2.739%, 1/29/2033	2,442,499
1,050,000	Paraguay, Government of, Sr. Unsecd. Note, REGS, 5.600%, 3/13/2048	929,082
500,000	Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	352,718
900,000	Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	658,575
EUR 500,000	Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	358,607
$ 1,000,000	Senegal, Government of, Sr. Unsecd. Note, REGS, 6.250%, 5/23/2033	798,800
1,500,000	Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	1,059,030
1,800,000	South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	1,649,750
2,500,000	South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	1,771,750
1,600,000	South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	1,481,386
500,000	South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	410,650
1,000,000	Trinidad and Tobago, Government of, Sr. Unsecd. Note, REGS, 4.500%, 8/4/2026	972,201
500,000	Tunisia, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	269,110
3,400,000	Turkey, Government of, Sr. Unsecd. Note, 3.250%, 3/23/2023	3,319,964
2,500,000	Turkey, Government of, Sr. Unsecd. Note, 4.250%, 3/13/2025	2,162,460
500,000	Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	409,091
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	1,680,000
3,500,000	Turkey, Government of, Sr. Unsecd. Note, 4.875%, 10/9/2026	2,861,040
3,700,000	Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	2,187,588
1,500,000	Turkey, Government of, Sr. Unsecd. Note, 5.125%, 2/17/2028	1,161,192
2,800,000	Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,020,850
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	1,823,400
2,700,000	Turkey, Government of, Sr. Unsecd. Note, 5.750%, 3/22/2024	2,536,677
2,200,000	Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	1,359,560
1,500,000	Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	1,102,500
1,000,000	Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	640,584
2,500,000	Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	2,096,350
1,000,000	Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	794,356
4,000,000	Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	3,744,392
3,100,000	Turkey, Government of, Sr. Unsecd. Note, 6.375%, 10/14/2025	2,786,416
1,500,000	Turkey, Government of, Sr. Unsecd. Note, 6.750%, 5/30/2040	1,063,560
500,000	Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	370,524
1,500,000	Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	1,278,579
500,000	Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	337,000
2,000,000	Ukraine, Government of, Sr. Unsecd. Note, 144A, 6.876%, 5/21/2029	395,000
1,000,000	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.253%, 3/15/2033	195,000

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 500,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2022	$ 161,000
900,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2023	216,900
1,700,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	352,750
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	203,000
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 8.994%, 2/1/2024	430,000
1,505,000		Ukraine, Government of, Unsecd. Note, 144A, 1.258%, 5/31/2040	402,588
2,000,000		Ukraine, Government of, Unsecd. Note, REGS, 7.750%, 9/1/2026	403,632
4,653,000	[1,2]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	407,138
6,920,000	[1,2]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 10/13/2024	596,850
2,000,000	[1,2]	Venezuela, Government of, Sr. Unsecd. Note, 9.250%, 5/7/2028	176,500
		TOTAL	279,740,328
		State/Provincial—0.4%
468,000		Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	464,394
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	859,388
1,113,200		Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 3.900%, 9/1/2037	344,798
650,000	[1,2]	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 3.900%, 9/1/2037	201,329
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2027	399,361
253,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 5.000%, 6/1/2027	142,629
186,484	[1,2]	Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 5.000%, 8/8/2028	115,620
		TOTAL	2,527,519
		Telecommunications & Cellular—0.9%
350,000		Empresa Nacional de Telecomunicaciones S.A., Sr. Unsecd. Note, 144A, 3.050%, 9/14/2032	285,519
2,000,000		Empresa Nacional de Telecomunicaciones S.A., Sr. Unsecd. Note, REGS, 3.050%, 9/14/2032	1,631,540
1,900,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	1,780,642
1,800,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	1,839,503
1,000,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	1,021,946
		TOTAL	6,559,150
		Transportation—0.2%
500,000	[3]	DP World Salaam, Jr. Sub. Note, 6.000%, 10/1/2025	501,875
387,202		Sparc Em Spc Panama Metr, Sec. Fac. Bond, REGS, 0.001%, 12/5/2022	380,362
900,000		State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2028	162,881
		TOTAL	1,045,118
		Utilities—3.5%
1,450,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 4.625%, 2/4/2030	1,285,969
1,200,000		Eig Pearl Holdings Sarl, Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	973,998
2,000,000		Empresas Public Medelllin, Sr. Unsecd. Note, REGS, 4.250%, 7/18/2029	1,595,191
3,700,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	3,533,870
5,000,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.750%, 8/6/2023	4,967,500
1,600,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	1,432,000
6,500,000		Eskom Holdings Soc Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	6,074,211
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	613,431
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	894,062
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	369,111
450,000		NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2026	82,575
900,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	931,919
2,100,000		Sweihan Pv Power Co., Sec. Fac. Bond, 144A, 3.625%, 1/31/2049	1,774,781
		TOTAL	24,528,618
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $493,588,909)	425,818,128

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—35.1%
		Aerospace & Defense—0.5%
$ 2,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.400%, 2/1/2027	$ 1,958,350
1,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, REGS, 6.950%, 1/17/2028	1,009,175
163,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	165,562
		TOTAL	3,133,087
		Air Transportation—0.1%
1,040,000		Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	559,052
850,000		Gol Finance, Sr. Unsecd. Note, REGS, 7.000%, 1/31/2025	456,918
		TOTAL	1,015,970
		Airport—0.1%
500,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	450,625
		Automotive—0.6%
1,500,000		Hyundai Capital America, Sr. Unsecd. Note, REGS, 2.100%, 9/15/2028	1,281,688
1,250,000		Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, Sr. Unsecd. Note, 144A, 5.000%, 5/7/2028	1,084,382
1,550,000		Metalsa Sa De Cv, Sr. Unsecd. Note, 144A, 3.750%, 5/4/2031	1,114,939
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	234,419
400,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	312,558
		TOTAL	4,027,986
		Banking—4.5%
800,000	[3]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 1/7/2023	571,436
1,500,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	1,311,459
1,000,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	874,146
2,000,000	[3]	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 9/26/2022	1,983,660
2,300,000	[1,2,3]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	115,000
1,000,000		Banco Bradesco S.A., Sr. Unsecd. Note, REGS, 4.375%, 3/18/2027	964,115
2,000,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 2.750%, 1/11/2026	1,810,380
1,000,000		Banco Continental, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	867,520
1,400,000		Banco Continental, Sr. Unsecd. Note, REGS, 2.750%, 12/10/2025	1,214,528
1,000,000	[3]	Banco Davivienda S.A., Jr. Sub. Note, 144A, 6.650%, 10/22/2022	754,949
200,000	[3]	Banco General S.A., Jr. Sub. Note, 144A, 5.250%, 11/7/2022	179,735
500,000		Banco Industrial, Sub., 144A, 4.875%, 1/29/2031	464,883
2,000,000	[3]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 9/27/2022	1,800,350
2,400,000	[3]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 10/24/2022	1,947,600
500,000	[3]	Banco Votorantim, Jr. Sub. Note, REGS, 8.250%, 12/7/2022	497,497
750,000		Banco Votorantim, Sr. Unsecd. Note, 144A, 4.375%, 7/29/2025	719,925
1,300,000		Bancolombia S.A., Sr. Unsecd. Note, 3.000%, 1/29/2025	1,225,497
3,200,000		Bancolombia S.A., Sub., 4.875%, 10/18/2027	2,945,680
750,000		Banistmo S.A., Sr. Unsecd. Note, 144A, 4.250%, 7/31/2027	703,417
3,160,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	2,970,700
700,000		BBVA Bancomer SA Mexico, Sub. Deb., 144A, 5.875%, 9/13/2034	623,577
732,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	731,122
1,500,000		Itau Unibanco Holding S.A., Sub., 144A, 3.875%, 4/15/2031	1,337,025
4,000,000		Office Cherifien, Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	3,260,832
1,500,000		Shriram Transport Finance Co. Ltd., Sec. Fac. Bond, 144A, 5.100%, 7/16/2023	1,459,219
		TOTAL	31,334,252
		Beverage & Tobacco—0.2%
600,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	568,800
1,000,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	918,175
		TOTAL	1,486,975
		Brokerage—0.1%
800,000		XP, Inc., Sr. Unsecd. Note, 144A, 3.250%, 7/1/2026	718,944

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Building & Development—0.2%
$ 1,000,000		JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	$ 833,599
966,667		Rutas 2 & 7 Finance Ltd., 144A, 0.001%, 9/30/2036	576,539
		TOTAL	1,410,138
		Building Materials—0.7%
4,000,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	4,065,600
1,000,000		Cemex SAB de CV, Sr. Secd. Note, 144A, 3.875%, 7/11/2031	804,885
		TOTAL	4,870,485
		Cable & Wireless Television—0.1%
1,000,000		Vtr Finance Bv, Sr. Unsecd. Note, 144A, 6.375%, 7/15/2028	613,343
		Chemicals & Plastics—3.9%
4,200,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, 144A, 6.990%, 2/20/2032	3,632,622
500,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/31/2030	457,568
1,500,000		Braskem Netherlands Finance BV, Sub., REGS, 8.500%, 1/23/2081	1,558,762
500,000		Cydsa SAB de CV, Sr. Unsecd. Note, REGS, 6.250%, 10/4/2027	432,693
2,800,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	1,984,007
1,500,000		Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, REGS, 5.875%, 1/26/2023	1,464,048
500,000	[3]	San Miguel Corp., Sr. Unsecd. Note, Series EMTN, 5.500%, 1/29/2023	479,775
1,300,000		San Miguel Industrias, Sr. Unsecd. Note, 144A, 3.500%, 8/2/2028	1,081,197
800,000		San Miguel Industrias, Sr. Unsecd. Note, REGS, 3.500%, 8/2/2028	665,352
4,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	3,679,807
3,000,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	3,004,650
2,000,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	1,909,170
1,400,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	1,417,080
5,600,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, REGS, 8.750%, 10/1/2026	5,668,320
		TOTAL	27,435,051
		Conglomerates—0.3%
2,100,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	1,860,432
		Consumer Products—0.5%
500,000		ATENTO LUXCO 1 SA, Sec. Fac. Bond, 144A, 8.000%, 2/10/2026	315,194
1,500,000		Bidvest Group UK PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/23/2026	1,344,600
1,500,000		Fomento Economico Mexicano, SA de C.V., Sr. Unsecd. Note, 3.500%, 1/16/2050	1,186,958
600,000		Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	433,549
		TOTAL	3,280,301
		Equipment Lease—0.3%
2,150,000		Movida Europe S.A., Sr. Unsecd. Note, 144A, 5.250%, 2/8/2031	1,816,750
500,000		Unifin Financiera S.A. de, Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	266,245
		TOTAL	2,082,995
		Finance—1.2%
850,000		Banco GNB Sudameris SA, Sub. Note, REGS, 7.500%, 4/16/2031	697,472
1,550,000		Cibanco Sa Ins De Banca, Sr. Unsecd. Note, 144A, 4.375%, 7/22/2031	1,069,794
500,000		Gilex Holding S.a.r.l., Sr. Note, REGS, 8.500%, 5/2/2023	487,213
1,000,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.750%, 9/26/2022	999,900
2,200,000		Grupo Aval Ltd., Sr. Unsecd. Note, REGS, 4.375%, 2/4/2030	1,743,412
500,000		Inversiones Atlantida SA, Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	462,540
1,800,000		Inversiones La Construccion SA, Sr. Unsecd. Note, 144A, 4.750%, 2/7/2032	1,365,480
400,000		Manappuram Finance Ltd., Sec. Fac. Bond, Series EMTN, 5.900%, 1/13/2023	397,440
800,000		Muthoot Finance Ltd., Term Loan - 1st Lien, REGS, 4.400%, 9/2/2023	777,040
		TOTAL	8,000,291
		Finance - Retail—0.2%
1,800,000		Ct Trust, Sec. Fac. Bond, 144A, 5.125%, 2/3/2032	1,612,818

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Intermediaries—0.6%
$ 1,600,000	[3]	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 9/20/2023	$ 1,638,688
1,050,000		Cimpor Financial Operations, Sr. Unsecd. Note, 144A, 5.750%, 7/17/2024	788,729
1,500,000		Mx Remit Fund Fiduc Est, Sr. Note, 144A, 4.875%, 1/15/2028	1,196,422
1,000,000		Mx Remit Fund Fiduc Est, Sr. Note, REGS, 4.875%, 1/15/2028	797,615
		TOTAL	4,421,454
		Food Products—1.1%
675,000		Agrosuper S.A., Sr. Unsecd. Note, 144A, 4.600%, 1/20/2032	588,094
850,000		Arcos Dorados BV, Sr. Unsecd. Note, 144A, 6.125%, 5/27/2029	808,792
1,500,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/2/2029	1,293,100
500,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/1/2052	504,457
1,000,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.125%, 7/9/2030	932,500
2,400,000		MHP SA, Sr. Unsecd. Note, REGS, 7.750%, 5/10/2024	1,055,544
2,000,000		Minerva Luxembourg SA, Sr. Unsecd. Note, REGS, 4.375%, 3/18/2031	1,652,930
1,000,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	1,005,200
		TOTAL	7,840,617
		Food Services—0.6%
1,000,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, 144A, 7.750%, 12/14/2026	954,555
2,300,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	1,878,847
3,000,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	1,300,200
		TOTAL	4,133,602
		Health Care—0.1%
800,000		Auna SAA, Sr. Unsecd. Note, 144A, 6.500%, 11/20/2025	714,458
		Hotels, Motels, Inns & Casinos—0.1%
588,828		Grupo Posadas SA de C.V., REGS, 4.000%, 12/30/2027	359,185
		Metals & Mining—2.3%
200,000		Abja Investment Co., Sr. Unsecd. Note, 5.450%, 1/24/2028	194,051
1,950,000		Cap S.A., Sr. Unsecd. Note, 144A, 3.900%, 4/27/2031	1,533,480
2,000,000		CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	1,865,750
900,000		CSN Islands XI Corp., Sr. Unsecd. Note, REGS, 6.750%, 1/28/2028	839,587
1,600,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 4.625%, 6/10/2031	1,210,272
2,000,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 5.875%, 4/8/2032	1,599,017
200,000		Endeavour Mining PLC, Sr. Unsecd. Note, 144A, 5.000%, 10/14/2026	163,678
22,975		Eterna Capital Pte Ltd., Term Loan - 1st Lien, Series A, 7.500%, 12/11/2022	22,171
500,000		Indika Energy Capital IV Pte. Ltd., 144A, 8.250%, 10/22/2025	487,125
1,500,000		Indika Energy Capital IV Pte. Ltd., REGS, 8.250%, 10/22/2025	1,461,375
1,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	1,516,485
700,000		Nexa Resources SA, Sr. Unsecd. Note, 144A, 6.500%, 1/18/2028	700,487
500,000		Samarco Mineracao SA, Sr. Unsecd. Note, REGS, 4.125%, 11/1/2022	296,700
500,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 13.875%, 1/21/2024	433,553
500,000		Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 8.000%, 4/23/2023	442,011
3,200,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 8/9/2024	2,038,366
600,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 7.125%, 5/31/2023	523,279
300,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 9.250%, 4/23/2026	189,751
800,000		VM Holding S.A., Sr. Unsecd. Note, 144A, 5.375%, 5/4/2027	762,297
		TOTAL	16,279,435
		Oil & Gas—5.6%
1,500,000		AI Candelaria Spain SLU, Sec. Fac. Bond, 144A, 5.750%, 6/15/2033	1,128,698
2,800,000		Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 5.750%, 11/24/2028	2,315,591
1,500,000		Frontera Energy Corp., Sr. Unsecd. Note, 144A, 7.875%, 6/21/2028	1,223,143
733,000		Frontera Energy Corp., Sr. Unsecd. Note, REGS, 7.875%, 6/21/2028	597,709

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$ 1,300,000	Geopark Ltd., Sr. Unsecd. Note, 144A, 5.500%, 1/17/2027	$ 1,120,299
1,600,000	Geopark Ltd., Sr. Unsecd. Note, REGS, 5.500%, 1/17/2027	1,378,830
219,000	Geopark Ltd., Sr. Unsecd. Note, REGS, 6.500%, 9/21/2024	225,193
1,900,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	1,620,709
2,200,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 7.750%, 5/23/2027	1,842,610
1,872,300	Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	1,539,424
2,290,000	Hunt Oil Co. of Peru, Sr. Unsecd. Note, REGS, 6.375%, 6/1/2028	2,112,525
400,000	Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	366,572
800,000	Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	652,781
1,000,000	Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.750%, 5/1/2027	850,160
1,000,000	Kosmos Energy Ltd., Sr. Unsecd. Note, REGS, 7.125%, 4/4/2026	882,555
1,600,000	Leviathan Bond Ltd., Sr. Note, 6.500%, 6/30/2027	1,535,533
1,350,000	MC Brazil Downstream Trading SARL, Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,084,961
400,000	MC Brazil Downstream Trading SARL, Sec. Fac. Bond, REGS, 7.250%, 6/30/2031	321,470
2,430,000	Medco Bell Pte Ltd., Term Loan - 1st Lien, 144A, 6.375%, 1/30/2027	2,146,370
700,000	Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, 144A, 6.950%, 11/12/2028	603,155
750,000	Medco Platinum Road Pte. Ltd., 144A, 6.750%, 1/30/2025	711,428
3,555,600	Mv24 Captial Bv, Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	3,278,263
628,000	Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	558,832
1,750,000	Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	1,465,625
500,000	Petron Corp., Sr. Unsecd. Note, 5.950%, 10/19/2022	472,500
1,500,000	Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	1,352,250
500,000	Reliance Industries Ltd., Sr. Unsecd. Note, REGS, 3.625%, 1/12/2052	381,133
500,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	425,010
800,000	Sierracol Energy Andina, Llc, Sr. Unsecd. Note, 144A, 6.000%, 6/15/2028	582,160
1,000,000	Sierracol Energy Andina, Llc, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	727,700
563,000	Tullow Oil PLC, Sec. Fac. Bond, 144A, 10.250%, 5/15/2026	528,564
2,500,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	2,070,125
2,000,000	Tupras Turkiye Petrol Rafinerileri A.S., Sr. Unsecd. Note, REGS, 4.500%, 10/18/2024	1,786,652
215,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 10/6/2026	214,754
458,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 6/6/2029	416,281
700,000	Vivo Energy Investments, Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	662,900
	TOTAL	39,182,465
	Other—0.1%
829,373	TransJamaican Highway Ltd., Sec. Fac. Bond, REGS, 5.750%, 10/10/2036	722,959
	Pharmaceuticals—0.4%
1,500,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	1,356,953
1,500,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.750%, 5/9/2027	1,440,000
	TOTAL	2,796,953
	Rail Industry—0.1%
396,890	Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	411,401
344,000	Panama Canal Railway Co., Sr. Note, REGS, 7.000%, 11/1/2026	356,578
	TOTAL	767,979
	Real Estate—1.6%
1,800,000	Country Garden Holdings Co., 4.750%, 1/17/2023	1,440,000
2,700,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	2,706,912
2,000,000	Esic Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	1,971,630
3,000,000	Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	2,218,041
2,100,000	Shimao Group Holdings Ltd., 4.750%, 7/3/2022	258,338
1,969,000	Theta Capital Pte ltd., Sr. Unsecd. Note, 8.125%, 1/22/2025	1,551,414

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Real Estate—continued
$ 2,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	$ 1,288,750
		TOTAL	11,435,085
		Retailers—0.7%
800,000		Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 1/22/2025	93,280
1,100,000		Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	1,022,313
300,000		Grupo Axo Sa De Cv, Sr. Unsecd. Note, 144A, 5.750%, 6/8/2026	228,085
1,350,000		Grupo Axo Sa De Cv, Sr. Unsecd. Note, REGS, 5.750%, 6/8/2026	1,026,382
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	706,868
1,700,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	1,681,744
1,200,000	[1,2]	Sri Rejeki Isman Tbk, Sr. Unsecd. Note, REGS, 7.250%, 1/16/2025	126,000
		TOTAL	4,884,672
		Services—0.1%
500,000		Bukit Makmur Mandiri Utama, 144A, 7.750%, 2/10/2026	410,375
		Steel—0.2%
750,000	[4]	Posco, Sr. Unsecd. Note, 144A, 4.375%, 8/4/2025	751,012
300,000	[4]	Posco, Sr. Unsecd. Note, 144A, 4.500%, 8/4/2027	300,740
500,000		Usiminas International Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/18/2026	493,223
		TOTAL	1,544,975
		Technology Services—0.8%
800,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	775,545
1,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	820,193
1,000,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	922,240
500,000		Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	501,743
1,000,000		Baidu, Inc., Sr. Unsecd. Note, 4.375%, 3/29/2028	999,750
500,000		Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	478,976
1,300,000		Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,085,119
		TOTAL	5,583,566
		Telecommunications & Cellular—3.4%
700,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 4.700%, 7/21/2032	726,866
1,750,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 144A, 5.375%, 4/4/2032	1,662,614
500,000		ATP Tow & Telecom, Sec. Fac. Bond, 144A, 4.050%, 4/27/2026	444,221
85,129		Digicel Group 0.5 Ltd., Sr. Unsecd. Note, 144A, 8.000%, 4/1/2025	55,333
750,000		Digicel International Finance Ltd., 144A, 8.750%, 5/25/2024	702,315
650,773		Digicel International Finance Ltd., Sr. Unsecd. Note, REGS, 13.000%, 12/31/2025	556,138
1,000,000		Digicel International Finance Ltd., Sub., REGS, 8.000%, 12/31/2026	684,345
500,000		Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2023	322,510
2,000,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	1,775,640
500,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	410,670
2,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	1,783,740
3,300,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 8.000%, 9/18/2027	2,943,171
1,000,000		Kenbourne Invest SA, Sr. Unsecd. Note, 144A, 4.700%, 1/22/2028	714,820
700,000		Kenbourne Invest SA, Sr. Unsecd. Note, REGS, 6.875%, 11/26/2024	657,688
1,500,000		Millicom International Cellular S. A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	1,230,044
2,100,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	2,071,650
500,000	[3]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 10/15/2022	486,060
1,000,000	[3]	Network i2i Ltd., Sub., 144A, 3.975%, 12/3/2022	838,860
800,000		Sable International Finance Ltd., Sec. Fac. Bond, REGS, 5.750%, 9/7/2027	707,296
900,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	859,243
500,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	477,358
500,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	432,575

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$ 2,000,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 6.875%, 2/28/2025	$ 1,731,320
1,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, REGS, 5.750%, 10/15/2025	856,200
240,000		VTR Comunicaciones SpA, Sec. Fac. Bond, 144A, 5.125%, 1/15/2028	175,642
		TOTAL	23,306,319
		Transportation—0.6%
2,250,000	[4]	Acu Petroleo Luxembourg, Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	1,884,679
500,000		Adani Ports and Special, Sr. Unsecd. Note, 144A, 5.000%, 8/2/2041	393,167
1,150,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 4.200%, 1/18/2032	943,230
1,000,000		Simpar Europe SA, Sr. Unsecd. Note, 144A, 5.200%, 1/26/2031	841,495
		TOTAL	4,062,571
		Utility - Diversified—3.2%
499,000		ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	496,996
400,000		Adani Green Energy UP Ltd., Sec. Fac. Bond, 144A, 6.250%, 12/10/2024	391,760
400,000		AES Argentina Generacion SA, Sr. Unsecd. Note, REGS, 7.750%, 2/2/2024	309,024
2,000,000	[3]	AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	1,712,770
192,740		Azure Power Energy Ltd., 144A, 3.575%, 8/19/2026	169,129
3,050,000		Enel Generacion Chile SA, Sr. Unsecd. Note, 4.250%, 4/15/2024	3,037,549
300,000		Enfragen Energia Sur Sa, REGS, 5.375%, 12/30/2030	204,741
800,000		Enfragen Energia Sur Sa, Sr. Secd. Note, 144A, 5.375%, 12/30/2030	545,976
1,000,000		Engie Energia Chile SA, Sr. Unsecd. Note, REGS, 3.400%, 1/28/2030	826,790
300,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	276,489
1,500,000		Greenko Solar (Mauritius) Ltd., 144A, 5.950%, 7/29/2026	1,376,250
600,000		India Clean Energy Hldg, 144A, 4.500%, 4/18/2027	454,500
800,000		India Green Power Hold, Sec. Fac. Bond, 144A, 4.000%, 2/22/2027	644,000
2,260,000		Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	2,097,441
920,000		JSW Hydro Energy Ltd., Sec. Fac. Bond, 144A, 4.125%, 5/18/2031	794,829
300,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.125%, 8/16/2027	274,956
2,114,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.875%, 5/24/2026	2,038,720
500,000		Listrindo Capital BV, Sr. Unsecd. Note, REGS, 4.950%, 9/14/2026	461,920
217,925		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	205,960
1,050,000		Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	855,467
1,750,000		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,439,375
1,555,000		ReNew Power Ltd., Sec. Fac. Bond, REGS, 6.450%, 9/27/2022	1,549,247
1,300,000		Rio Energy SA / UGEN SA/ UENSA SA, 144A, 6.875%, 2/1/2025	753,680
2,000,000		Sociedad De Transmision, Sr. Unsecd. Note, 144A, 4.000%, 1/27/2032	1,680,608
		TOTAL	22,598,177
		TOTAL CORPORATE BONDS (IDENTIFIED COST $275,534,343)	244,378,540
		INVESTMENT COMPANY—2.2%
15,181,269		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%[6] (IDENTIFIED COST $15,172,241)	15,173,678
		TOTAL INVESTMENT IN SECURITIES—98.4% (IDENTIFIED COST $784,295,493)	685,370,346
		OTHER ASSETS AND LIABILITIES - NET—1.6%[7]	11,086,468
		TOTAL NET ASSETS—100%	$696,456,814

At July 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[2]United States Treasury Long Bond Long Futures	60	$8,640,000	September 2022	$277,841
[2]United States Treasury Notes 10-Year Long Futures	60	$7,268,437	September 2022	$76,740
Short Futures:
[2]United States Treasury Notes 5-Year Short Futures	50	$5,686,328	September 2022	$(55,967)
[2]Euro Schatz Short Futures	160	$18,010,151	September 2022	$3,312
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$301,926
The average notional value of long and short futures contracts held by the Fund throughout the period was $8,833,219 and $27,375,162, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/13/2022	BNP Paribas SA	121,650,000	ARS	$871,856	$(76,036)
10/11/2022	Credit Agricole CIB	1,324,816	AUD	$900,000	$26,610
10/11/2022	BNP Paribas SA	3,000,000	BRL	$540,352	$28,480
10/11/2022	Credit Agricole CIB	776,676	CAD	$600,000	$6,364
10/11/2022	State Street Bank & Trust Co.	496,395,000	CLP	$488,698	$55,523
10/11/2022	Bank of America N.A.	291,124	EUR	$300,000	$(983)
10/11/2022	Morgan Stanley	1,574,568	GBP	$1,883,111	$37,523
10/11/2022	Bank of America N.A.	2,974,529	NOK	$300,000	$8,191
Contracts Sold:
9/13/2022	BNP Paribas SA	121,650,000	ARS	$850,997	$55,177
9/21/2022	HSBC BANK USA	2,937,000	EUR	$3,110,749	$98,495
10/11/2022	Morgan Stanley	496,395,000	CLP	$497,335	$(46,886)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$192,458
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $205,596 and $276,106, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2022, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 07/31/2022[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Citibank, N.A.	Republic of Brazil	Sell	1.000%	06/20/2027	2.77%	$3,000,000	$(219,709)	$(244,217)	$24,508
Morgan Stanley	United Mexican States	Sell	1.000%	06/20/2027	1.58%	$1,800,000	$(45,204)	$(49,574)	$4,371
TOTAL CREDIT DEFAULT SWAPS							$(264,913)	$(293,791)	$28,879
The average notional amount of credit default swap contracts held by the Fund throughout the period was $26,055,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased call options held by the Fund throughout the period was $(1,759). This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $(3,933) and $(1,040), respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

Net Unrealized Appreciation on Futures, Foreign Exchange Contracts and the value of Swap Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2021	$6,324,645
Purchases at Cost	$346,071,804
Proceeds from Sales	$(337,213,958)
Change in Unrealized Appreciation/Depreciation	$1,000
Net Realized Gain/(Loss)	$(9,813)
Value as of 7/31/2022	$15,173,678
Shares Held as of 7/31/2022	15,181,269
Dividend Income	$13,263
Gain Distributions Received	$5,649

1	Issuer in default.
2	Non-income-producing security.
3	Perpetual Bond Security. The maturity date reflects the next call date.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	Zero coupon bond, reflects effective rate at time of purchase.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$425,728,128	$90,000	$425,818,128
Corporate Bonds	—	241,442,109	2,936,431	244,378,540
Investment Company	15,173,678	—	—	15,173,678
TOTAL SECURITIES	$15,173,678	$667,170,237	$3,026,431	$685,370,346
Other Financial Instruments:
Assets
Futures Contracts	$357,893	$—	$—	$357,893
Foreign Exchange Contracts	—	316,363	—	316,363
Swap Contracts	—	(264,913)	—	(264,913)
Liabilities
Futures Contracts	(55,967)	—	—	(55,967)
Foreign Exchange Contracts	—	(123,905)	—	(123,905)
TOTAL OTHER FINANCIAL INSTRUMENTS	$301,926	$(72,455)	$—	$229,471

The following acronym(s) are used throughout this portfolio:
ARS	—Argentine Peso
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro Currency
GBP	—British Pound
GMTN	—Global Medium Term Note
JSC	—Joint Stock Company
NOK	—Norwegian Krone
PLC	—Public Limited Company